Expense by nature and function	12 Months Ended
Dec. 31, 2024
Expense By Nature And Function [Abstract]
Expense by nature and function

15. Expense by nature and function

The following table summarizes the Company’s operating expenses by nature:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Personnel expense	20,349	20,226	28,628
Depreciation and amortization	8,419	9,067	12,636
Hosting and software licenses	5,530	5,355	6,647
Marketing	3,915	3,120	10,282
Professional services	2,757	2,414	2,889
Stock-based compensation	1,938	2,479	8,712
Insurance and licenses	1,595	2,000	3,138
Credit verification costs	1,092	1,256	1,918
Premises	752	1,029	1,224
Others	4,041	3,589	3,741
Total	50,388	50,535	79,815

The following table summarizes the Company’s operating expenses by function including stock-based compensation and depreciation and amortization from the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Technology and development	15,902	15,906	26,718
Marketing	4,105	3,379	11,448
Customer service and operations	11,359	11,351	15,900
General and administration	19,022	19,899	25,749
Total	50,388	50,535	79,815